BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 925,923
Prepaid expenses	463,999
Total current assets	1,389,922
Investments held in Trust Account	500,098,582
Total assets	501,488,504
Current liabilities:
Accounts payable	10,991
Accrued expenses	48,022
Franchise tax payable	69,945
Total current liabilities	128,958
Warrant liabilities	47,506,670
Total liabilities	47,635,628
Commitments and contingencies (Note 8)
Stockholders' deficit
Redeemable convertible preferred stock
Additional paid-in capital	15,848,758
Accumulated deficit	(10,850,513)
Total stockholders' deficit	5,000,006
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	501,488,504
Class A Common Stock
Stockholders' deficit
Common stock, $0.0001 par value; 143,677,090 shares authorized; 51,321,752 shares issued and outstanding as of December 31, 2020 and 77,285,983 shares authorized; 50,000,000 shares issued and outstanding as of December 31, 2019	511
Common Class A subject to possible redemption
Current liabilities:
Class A common stock, $0.0001 par value, subject to possible redemption; 44,885,287 shares at redemption value	448,852,870
Class B Common Stock
Stockholders' deficit
Common stock, $0.0001 par value; 143,677,090 shares authorized; 51,321,752 shares issued and outstanding as of December 31, 2020 and 77,285,983 shares authorized; 50,000,000 shares issued and outstanding as of December 31, 2019	$ 1,250	[1]

[1]	Excludes 1,875,000 shares of Class B common stock that were forfeited by the underwriter due to expiration of over-allotment option occurring in December 2020 (see Note 6).